Acquisitions and Divestitures Blackwater (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Apr. 15, 2013
Business Acquisition [Line Items]
Total identifiable net assets					$ 61,929
Revenue, Net	76,694	39,487	136,479	84,077
Net (loss) income	(21,926)	2,327	(25,324)	4,018
Terminals [Member]
Business Acquisition [Line Items]
Total identifiable net assets					22,700
Revenue, Net	2,866		2,866
Net (loss) income			$ (500)